BORROWINGS Borrowings - - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Securities Sold under Agreements to Repurchase	$ 65,000,000	$ 65,000,000
Assets Sold under Agreements to Repurchase, Interest Rate	3.50%	3.50%
Book value of FHLB collateral	1,600,000,000
Tier One Capital Limitation Percentage	25.00%
Debt Instrument, Unused Borrowing Capacity, Amount	$ 161,100,000
Maximum | Securities Sold under Agreements to Repurchase [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date range, start (in years)	3